BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Trade Lead
BUSINESS COMBINATIONS
Fair value of assets acquired and liabilities assumed on the acquisition date
RMB
Cash and cash equivalents	53,091
Tangible assets acquired	88,888
Intangible assets	6,391
Goodwill	73,688
Liabilities assumed	(56,194)
Deferred tax liabilities	(806)
Total consideration	165,058

Tudou
BUSINESS COMBINATIONS
Fair value of assets acquired and liabilities assumed on the acquisition date

RMB
Cash and cash equivalents	404,444
Restricted cash	38,069
Accounts receivable	274,412
Property, plant and equipment	93,870
Intangible assets	1,083,230
Other assets	47,420
Short-term loan	(31,544)
Other current liabilities	(445,171)
Deferred tax liabilities	(235,582)
Goodwill	4,181,882

Total consideration	5,411,030

Schedule of fair value of the consideration transferred

RMB
To Tudou shareholders*	5,262,951
To holders of outstanding Tudou share options**	144,598
Settlement of pre-existing relationships ***	3,481

Total consideration	5,411,030

* The fair value of Youku shares issuable to Tudou shareholders totaled 838,604,288 Youku Class A ordinary shares, was based on the closing price of US$17.78 of Youku ADS on the New York Stock Exchange (“NYSE”) on August 23, 2012. 834,109,274 Youku Class A ordinary shares have been issued as of December 31, 2012 and the remaining 4,495,014 Youku Class A ordinary shares previously held in escrow were issued to Mr. Gary Wang, the founder and chief executive officer of Tudou, during the year ended December 31, 2013 (Note 16).

** Youku issued replacement share options. The portion of the fair-value-based measure of the replacement award amounted to RMB144,598 was attributable to pre-combination services and included as a component of the consideration to be transferred.

*** As a result of the Merger, amounts receivable from and payable to Tudou were effectively settled, resulting in an increase of RMB3,481 to the consideration transferred. No gain or loss was recognized as a result of the settlement of pre-existing relationships between Youku and Tudou.

Schedule of acquired intangible assets

	Valuation Method	RMB	Estimated Remaining Useful Life
Domain name, trademarks and Online video license	Relief from royalty	845,300	Indefinite
Technology	Relief from royalty	27,900	Around 5 years
Non-compete agreement	Profit differential	8,200	Around 3 years
Customer relationship	Cost approach	41,530	Around 5 years
Licensed copyrights	Multi-period excess earnings method	97,900	Around 1.79 years
User generated content	Multi-period excess earnings method	62,300	Around 2 years
Content produced	Multi-period excess earnings method	100	Around 0.1years

Total		1,083,230

Schedule of pro forma consolidated income statement
	Year ended December 31,
	Pro forma (unaudited)	As reported
	2012	2012
	RMB	RMB
Revenue, net	2,203,161	1,795,575
Net loss	661,508	424,003